Taxes and Contributions Payable - Summary of Taxes and Contributions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Taxes And Contributions Payable [Abstract]
Income tax	R$ 28,812	R$ 14,467
Social contribution	3,985	5,061
Social Contribution on revenues (COFINS)	2,769	2,780
Social Integration Program (PIS)	604	606
Service tax (ISS) on billing	1,677	1,742
Withholding Income Tax (IRRF) deducted from third parties	366	103
Others	2,642	94
Taxes and contributions payable	R$ 40,855	R$ 24,853